Schedule of Operating Lease Right-of-Use Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease right-of-use assets	$ 744	$ 870
Operating lease liability, current	85	74
Operating lease liability	751	878
Total operating lease liability	$ 836	$ 952